Future minimum lease payments under operating leases (Detail) (USD $)	Dec. 31, 2012
Schedule Of Future Minimum Rental Payments For Operating Leases [Line Items]
2013	$ 69,981
2014	71,816
2015	8,734
Total future minimum lease payments	$ 150,531